Related Party Transactions and Balances (Former Related Parties) (Details)	12 Months Ended
Dec. 31, 2014
Shanghai Shengyue Advertising Co., Ltd. ("Shengyue") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda until April 2014
Shanghai Shulong Technology Co., Ltd. ("Shanghai Shulong") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Consolidated affiliate of Shanda Games Limited
Shanghai Shulong Computer Technology Co., Ltd. ("Shanghai Shulong Computer") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Consolidated affiliate of Shanda Games Limited
Hurray! Media Co., Ltd. [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Wholly owned affiliate of Shanda until May 2014
Shanda Games Ltd. ("Shanda Games") [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Majority owned affiliate of Shanda until September 2014
Seed Music Group Limited [Member]
Related Party Transaction [Line Items]
Relationship to Ku6 Media Co., Ltd.	Significant influence exercised by Shanda until May 2014